Financial Information of WFI (Details) (USD $) In Thousands	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009	Sep. 30, 2008
Assets
Other Assets	$ 62,473	$ 84,799
Assets	13,440,749	13,486,379
Liabilities
Liabilities	11,534,216	11,645,232
Stockholders’ equity
Common stock, $1.00 par value, 300,000,000 shares authorized; 108,976,410 shares outstanding	129,854	129,556
Accumulated other comprehensive income (loss), net of tax	85,789	49,682
Treasury stock, at cost; 20,877,124 shares	(268,665)	(208,985)
Retained earnings	376,712	292,367
Total stockholders’ equity	1,906,533	1,841,147	1,745,485	1,332,674
Total liabilities and stockholders’ equity	13,440,749	13,486,379
Parent Company [Member]
Assets
Cash	27,699	4,646
Investment in subsidiary	1,885,498	1,842,081
Other Assets	37	0
Dividend receivable	0	0
Assets	1,913,234	1,846,727
Liabilities
Borrowed money	0	0
Dividend payable and other liabilities	6,700	5,580
Other liabilities	1	0
Liabilities	6,701	5,580
Stockholders’ equity
Common stock, $1.00 par value, 300,000,000 shares authorized; 108,976,410 shares outstanding	129,854	129,556
Paid-in capital	1,582,843	1,578,527
Accumulated other comprehensive income (loss), net of tax	85,789	49,682
Treasury stock, at cost; 20,877,124 shares	(268,665)	(208,985)
Retained earnings	376,712	292,367
Total stockholders’ equity	1,906,533	1,841,147
Total liabilities and stockholders’ equity	$ 1,913,234	$ 1,846,727